Note O - Stock Options (Details) - Option Activity (USD $)	2 Months Ended		12 Months Ended
	Mar. 01, 2013	Mar. 01, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31			3,262,272	3,262,272	4,404,412	4,410,530
Outstanding, as of December 31 (in Dollars per share)			$ 0.16	$ 0.16	$ 0.22	$ 0.25
Outstanding, as of December 31				4 years 76 days
Outstanding, as of December 31 (in Dollars)			$ 2,325	$ 2,325
Vested or expected to vest at December 31, 2012			2,972,404	2,972,404
Vested or expected to vest at December 31, 2012 (in Dollars per share)			$ 0.16	$ 0.16
Vested or expected to vest at December 31, 2012				4 years 14 days
Vested or expected to vest at December 31, 2012 (in Dollars)			2,325	2,325
Exercisable at December 31, 2012			2,230,594	2,230,594
Exercisable at December 31, 2012 (in Dollars per share)			$ 0.18	$ 0.18
Exercisable at December 31, 2012				3 years 156 days
Exercisable at December 31, 2012 (in Dollars)			$ 2,325	$ 2,325
Granted	2,300,000	1,125,000	600,000		845,000
Granted (in Dollars per share)			$ 0.09		$ 0.14
Forfeited			(530,001)		(210,000)
Forfeited (in Dollars per share)			$ 0.09		$ 0.14
Expired			(1,212,139)		(641,118)
Expired (in Dollars per share)			$ 0.30		$ 0.36
1999 Stock Option Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31			500,000	500,000	500,000	500,000
2004 Stock Option Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31			2,762,272	2,762,272	2,831,836	2,580,689
Outstanding, as of December 31				10 years
Granted			600,000		845,000
Forfeited			(164,623)		(210,000)
Expired			(504,941)		(383,853)
Non Plan [Member]
Note O - Stock Options (Details) - Option Activity [Line Items]
Outstanding, as of December 31					1,072,576	1,329,841
Forfeited			(365,378)
Expired			(707,198)		(257,265)